UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.
Dow Jones Islamic Fund
Schedule of Investments
August 31, 2007

			Shares	Value
COMMON STOCKS 99.5%
Aerospace 0.9%
United Technologies Corp.			4,400	$328,372

Air Freight & Logistics 0.8%
Expeditors International Washington, Inc.			1,000	44,170
FedEx Corp.			1,100	120,648
United Parcel Service, Inc. - Class B			1,500	113,790
				278,608
Auto Components 0.3%
LKQ Corp. (a)			4,000	123,920

Automobiles 0.2%
Harley-Davidson, Inc.			1,200	64,548

Beverages 2.2%
The Coca-Cola Co.			8,500	457,130
PepsiCo, Inc.			4,500	306,135
				763,265
Biotechnology 4.5%
Amgen, Inc. (a)			1,500	75,165
Celgene Corp. (a)			7,000	449,470
Genentech, Inc. (a)			2,000	149,620
Gilead Sciences, Inc. (a)			13,500	490,995
Pharmion Corp. (a)			10,000	410,100
Waters Corp. (a)			500	30,785
				1,606,135
Building Products 2.1%
American Woodmark Corp.			8,300	250,411
Apogee Enterprises, Inc.			6,500	163,605
Simpson Manufacturing Co., Inc.			10,000	330,000
				744,016
Chemicals 3.1%
Ecolab, Inc.			1,000	41,660
Monsanto Co.			4,000	278,960
Sigma-Aldrich Corp.			2,000	89,600
Syngenta AG - ADR			8,000	300,160
W.R. Grace & Co. (a)			18,000	402,120
				1,112,500
Commercial Services 2.0%
Apollo Group, Inc. - Class A (a)			1,750	102,673
Career Education Corp. (a)			5,000	148,500
Copart, Inc. (a)			15,000	440,100
				691,273
Commercial Services & Supplies 0.3%
CoStar Group Inc. (a)			2,000	110,060

Communications Equipment 6.6%
Cisco Systems, Inc. (a)			20,500	654,360
Motorola, Inc.			32,000	542,400
Plantronics, Inc.			500	14,200
Polycom, Inc. (a)			500	15,155
QUALCOMM, Inc.			6,600	263,274
Research In Motion Ltd. (a)			9,000	768,690
Telefonaktiebolaget LM Ericsson - ADR			2,500	93,025
				2,351,104
Computers & Peripherals 6.2%
Apple Inc. (a)			4,500	623,160
Dell Inc. (a)			4,000	113,000
EMC Corp. (a)			8,500	167,110
Hewlett-Packard Co.			15,000	740,250
International Business Machines Corp. (IBM)			4,000	466,760
NCR Corp. (a)			1,000	49,770
Network Appliance, Inc. (a)			1,100	30,646
				2,190,696
Construction & Engineering 3.9%
Aecom Technology Corp. (a)			4,000	107,480
Fluor Co.			4,000	508,600
Granite Construction Inc.			5,000	272,200
McDermott International, Inc. (a)			3,500	335,965
The Shaw Group Inc. (a)			2,500	125,125
Vulcan Materials Co.			500	45,005
				1,394,375
Distributors 0.2%
Genuine Parts Co.			1,100	54,648

Diversified Telecommunication Services 2.1%
Chunghwa Telecom Co. Ltd. - ADR			7,766	136,060
Deutsche Telekom AG - ADR			12,000	223,200
PT Telekomunikasi Indonesia - ADR			8,000	377,280
				736,540
Drilling Oil & Gas Wells 0.6%
Pioneer Drilling Co. (a)			16,300	198,208

Electrical Equipment 0.3%
The Genlyte Group, Inc. (a)			1,000	72,570
Rockwell Automation, Inc.			700	49,322
				121,892
Electronic Equipment & Instruments 1.4%
Agilent Technologies, Inc. (a)			3,300	120,120
AVX Corp.			500	7,860
Jabil Circuit, Inc.			500	11,100
ScanSource, Inc. (a)			3,000	83,100
Sunpower Corp. - Class A (a)			3,000	204,990
Trimble Navigation Ltd. (a)			2,000	70,620
				497,790
Energy Equipment & Services 6.1%
Baker Hughes, Inc.			1,500	125,790
Core Laboratories N.V. (a)			2,000	224,200
ENSCO International, Inc.			500	27,110
GlobalSantaFe Corp.			11,500	811,785
GulfMark Offshore, Inc. (a)			2,000	91,700
Helmerich & Payne, Inc.			10,000	314,900
Noble Corp.			1,000	49,060
Patterson-UTI Energy, Inc.			1,000	21,470
Rowan Companies, Inc.			500	18,770
RPC, Inc.			6,000	82,740
Schlumberger Ltd.			4,000	386,000
				2,153,525
Food & Staples Retailing 0.3%
CVS Caremark Corp.			2,800	105,896

Food Products 0.6%
Lance, Inc.			4,000	99,640
Peet's Coffee & Tea Inc. (a)			4,000	101,040
				200,680
Health Care Equipment & Supplies 1.5%
Biomet, Inc.			2,778	127,316
C.R. Bard, Inc.			1,000	83,390
DENTSPLY International, Inc.			1,000	39,380
Medtronic, Inc.			4,400	232,496
Stryker Corp.			1,000	66,800
				549,382
Health Care Providers & Services 3.0%
Cardinal Health, Inc.			1,650	112,827
Healthways, Inc. (a)			6,500	323,700
IMS Health, Inc.			1,100	32,934
Lincare Holdings, Inc. (a)			1,000	35,990
Medco Health Solutions, Inc. (a)			500	42,725
Odyssey HealthCare, Inc. (a)			10,000	97,800
PSS World Medical, Inc. (a)			10,000	190,800
UnitedHealth Group, Inc.			4,800	240,048
				1,076,824
Health Care Technology 0.0%
Hlth Corp. (a)			1,000	14,780

Help Supply Services 0.2%
Barrett Business Services, Inc.			3,500	85,330

Hospital & Medical Service Plans 0.4%
WellCare Health Plans Inc (a)			1,500	148,050

Household Durables 0.6%
Brookfield Homes Corp.			10,050	199,191

Household Products 2.1%
Colgate-Palmolive Co.			2,000	132,640
Kimberly-Clark Corp.			2,000	137,380
Procter & Gamble Co.			7,000	457,170
				727,190
Industrial Conglomerates 0.8%
3M Co.			3,000	272,970

Internet & Catalog Retail 0.2%
eBay, Inc. (a)			2,000	68,200

Internet Software & Services 2.5%
Google Inc. (a)			1,700	875,925

IT Services 1.4%
Automatic Data Processing, Inc.			7,000	320,180
Convergys Corp. (a)			500	8,375
Infosys Technologies LTD. - ADR			1,500	71,565
Paychex, Inc.			1,200	53,316
Western Union Co.			3,000	56,490
				509,926
Machinery 2.6%
American Railcar Industries, Inc.			6,000	157,440
Ampco-Pittsburgh Corp.			3,500	148,855
Bucyrus International, Inc. - Class A			3,500	218,715
CIRCOR International, Inc.			3,000	126,870
Danaher Corp.			1,000	77,660
Illinois Tool Works, Inc.			2,200	127,974
Pall Corp.			500	19,065
Parker Hannifin Corp.			500	53,735
				930,314
Management Consulting Services 0.8%
ABB Ltd - ADR			11,500	283,590

Media 0.1%
Getty Images, Inc. (a)			500	15,595
John Wiley & Sons, Inc. - Class A			500	20,735
				36,330
Medical Devices 1.9%
Intuitive Surgical, Inc. (a)			3,000	663,840

Medical, Dental, and Hospital Equipment & Supplies 0.3%
HealthTronics Inc. (a)			23,000	109,480

Metals & Mining 2.8%
AMCOL International Corp.			3,000	96,630
Brush Engineered Materials Inc. (a)			3,000	144,900
Compania de Minas Buenaventura S.A. - ADR			2,800	107,044
FNX Mining Company Inc. (a)			3,000	81,600
Freeport-McMoRan Copper & Gold, Inc.			2,000	174,840
Haynes International, Inc. (a)			1,500	125,295
Nucor Corp.			2,000	105,800
Uranium Resources, Inc. (a)			20,000	155,000
				991,109
Multiline Retail 1.2%
99 Cents Only Stores (a)			23,500	290,225
Kohl's Corp. (a)			2,200	130,460
				420,685
Office Electronics 0.6%
CANON Inc. - ADR			4,000	228,480

Oil & Gas 5.6%
BG Group PLC - ADR			6,500	518,570
Bois d' Arc Energy, Inc. (a)			5,000	89,800
Chevron Corp.			5,500	482,680
Cimarex Energy Co.			2,000	71,620
EOG Resources, Inc.			6,400	431,104
Murphy Oil Corp.			2,000	121,880
Royal Dutch Shell PLC - ADR			2,309	179,663
Total SA - ADR			1,000	75,090
				1,970,407
Oil, Gas & Consumable Fuels 1.5%
Arena Resources, Inc. (a)			3,000	184,080
Western Refining, Inc.			7,000	362,880
				546,960
Personal Products 0.4%
Avon Products, Inc.			1,600	54,960
Mannatech, Inc.			11,000	90,640
				145,600
Pharmaceuticals 11.5%
Abbott Laboratories			5,600	290,696
Alcon, Inc.			3,200	432,832
AstraZeneca PLC - ADR			1,000	49,200
Eli Lilly & Co.			6,500	372,775
Forest Laboratories, Inc. (a)			2,000	75,260
Genzyme Corp. (a)			1,000	62,410
GlaxoSmithKline PLC - ADR			11,500	600,530
Johnson & Johnson			4,500	278,055
Merck & Co. Inc.			8,500	426,445
Novartis AG - ADR			5,000	263,250
Pfizer, Inc.			19,000	471,960
Roche Holding AG - ADR			5,000	434,494
Schering-Plough Corp.			2,400	72,048
Wyeth			5,300	245,390
				4,075,345
Road & Rail 0.1%
Providence and Worcester Railroad Co.			2,000	32,920

Semiconductor & Semiconductor Equipment 2.2%
Analog Devices, Inc.			1,000	36,880
Cree, Inc. (a)			500	13,300
Integrated Device Technology, Inc. (a)			650	10,166
Intel Corp.			13,500	347,625
Microchip Technology, Inc.			750	28,890
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR			28,000	277,760
Verigy Ltd. (a)			220	5,812
Xilinx, Inc.			2,000	51,140
				771,573
Software 4.7%
Adobe Systems, Inc. (a)			1,690	72,247
Electronic Arts, Inc. (a)			2,500	132,350
Fair Isaac Corp.			750	27,743
Intuit, Inc. (a)			1,400	38,234
Microsoft Corp.			29,500	847,535
Nintendo Co., Ltd. - ADR			2,000	115,818
Oracle Corp. (a)			4,000	81,120
Symantec Corp. (a)			18,000	338,580
				1,653,627
Specialty Retail 4.3%
Bed Bath & Beyond, Inc. (a)			14,000	484,960
Best Buy Co., Inc.			2,500	109,875
DSW Inc. - Class A (a)			3,000	91,350
O'Reilly Automotive, Inc. (a)			7,000	248,780
Pacific Sunwear Of California (a)			6,000	84,060
Ross Stores, Inc.			2,000	55,660
Select Comfort Corporation (a)			19,000	325,850
Staples, Inc.			2,550	60,563
The TJX Companies, Inc.			2,200	67,078
				1,528,176
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. (a)			1,000	44,530
Columbia Sportswear Co.			1,200	71,904
Gildan Activewear Inc. (a)			2,000	64,820
Liz Claiborne, Inc.			1,000	34,170
Nike, Inc. - Class B			1,500	84,510
				299,934
Wireless Telecommunication Services 0.7%
Vodafone Group Plc - ADR			7,875	255,150

TOTAL COMMON STOCKS (Cost $31,750,939)				35,299,339

Total Investments (Cost $$31,750,939) 99.5%				35,299,339
Other Assets in Excess of Liabilities 0.5%				173,269
TOTAL NET ASSETS 100.0%				$35,472,608

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at August 31, 2007 was as follows*:

Cost of investments		$ 31,750,939
Gross unrealized appreciation		6,458,214
Gross unrealized depreciation		(2,909,814)
Net unrealized depreciation		$ 3,548,400

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By /s/ Bassam Osman
                  Bassam Osman, President

Date   10/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Bassam Osman
                  Bassam Osman, President

            Date   10/20/2007

By  /s/ Mohammad Bahseeruddin
                  Mohammad Bahseeruddin, Treasurer

Date 10/20/2007